Annual Total Returns- DWS ESG Liquidity Fund (Capital Shares) [BarChart] - Capital Shares - DWS ESG Liquidity Fund - Capital Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.28%	0.23%	0.20%	0.26%	0.68%	1.13%	2.11%	2.40%	0.64%